Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Increase related to Reorganization Transactions	$ 1,925
Increase related to current year tax positions	731
Decrease related to lapse in applicable statute of limitations	(385)
Ending balance	$ 2,271